Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2017	96,704,847	0.25	2.05
Exercised	(39,262,654)	0.30	1.98
Forfeited	(3,943,920)	0.24	2.08
Outstanding as at December 31, 2017	53,498,273	0.21	2.09
Vested and expected to vest as at December 31, 2017	49,573,551	0.21	2.09
Exercisable as at December 31, 2017	33,196,944	0.18	2.11
Non vested as at December 31, 2017	20,301,329	0.26	2.06
Outstanding as at January 1, 2018	53,498,273	0.21	2.09
Anti-dilution adjustments	4,731,938	-	-
Forfeited	(1,494,002)	0.24	2.05
Outstanding as at December 31, 2018	56,736,209	0.19	1.94
Vested and expected to vest as at December 31, 2018	55,921,341	0.19	1.94
Exercisable as at December 31, 2018	50,155,161	0.18	1.94
Non vested as at December 31, 2018	6,581,048	0.25	1.91
Outstanding as at January 1, 2019	56,736,209	0.19	1.94
Exercised	(42,091,694)	0.18	1.97
Forfeited	(747,211)	0.20	2.04
Outstanding as at December 31, 2019	13,897,304	0.23	1.92
Vested and expected to vest as at December 31, 2019	13,670,469	0.23	1.92
Exercisable as at December 31, 2019	12,007,012	0.23	1.91
Non vested as at December 31, 2019	1,890,292	0.24	1.92

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price	Share options December 31, 2018	Share options December 31, 2019
March 1, 2015	February 28, 2025	US$0.000076	2,348,099	339,001
March 1, 2015	February 28, 2025	US$0.27	2,714,940	394,470
March 1, 2015	February 28, 2025	US$0.000076	12,945,345	1,407,820
March 1, 2015	February 28, 2025	US$0.27	10,776,631	1,409,162
March 30, 2015	March 29, 2025	US$0.27	3,748,650	1,953,472
July 1, 2015	June 30, 2025	US$0.27	75,100	-
October 1, 2015	September 30, 2025	US$0.27	791,880	245,826
December 31, 2015	December 30, 2025	US$0.27	3,036,686	1,529,224
December 31, 2015	December 30, 2025	US$0.000076	230,750	90,302
March 1, 2016	February 28, 2026	US$0.27	746,643	255,377
March 31, 2016	March 30, 2026	US$0.27	370,040	156,498
June 1, 2016	May 30, 2026	US$0.27	7,098,340	-
June 30, 2016	June 29, 2026	US$0.000076	653,070	163,272
June 30, 2016	June 29, 2026	US$0.27	11,200,035	5,952,880
Total			56,736,209	13,897,304
Weighted average remaining contractual life of options outstanding at end of period:			6.23	5.87

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2017	12,034,480	2.53	1.03
Granted	15,315,256	1.35	3.10
Forfeited	(388,350)	0.29	3.39
Outstanding as at December 31, 2017	26,961,386	1.89	2.17
Vested and expected to vest as at December 31, 2017	18,362,420	1.87	2.18
Exercisable as at December 31, 2017	-	-	-
Non vested as at December 31, 2017	26,961,386	1.89	2.17
Outstanding as at January 1, 2018	26,961,386	1.89	2.17
Anti-dilution adjustments	2,384,714	-	-
Granted	7,777,224	6.76	3.27
Forfeited	(1,037,021)	1.35	1.85
Outstanding as at December 31, 2018	36,086,303	2.75	2.24
Vested and expected to vest as at December 31, 2018	28,604,121	2.58	2.38
Exercisable as at December 31, 2018	7,252,971	1.76	1.75
Non vested as at December 31, 2018	28,833,332	3.00	2.47
Outstanding as at January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(9,696,202)	1.78	1.95
Forfeited	(1,743,373)	2.67	2.33
Outstanding as at December 31, 2019	26,640,508	3.43	2.39
Vested and expected to vest as at December 31, 2019	25,329,481	3.44	2.38
Exercisable as at December 31, 2019	6,065,968	2.45	2.04
Non vested as at December 31, 2019	20,574,540	3.71	2.50

23	Share based compensation (Continued)
(a)	Share-based compensation plans of the Company (Continued)
(ii)	2017 Restricted Share Scheme and 2017 Option Plan (Continued)

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options as at December 31,
Grant Date	Expiry date	Exercise price	2018	2019
June 16, 2017	June 15, 2027	US$2.32	13,098,930	7,889,968
August 31, 2017	August 30,2027	US$0.27	7,768,593	4,513,508
December 20, 2017	December 19, 2027	US$2.32	7,902,280	5,551,752
April 16, 2018	April 15, 2028	US$4.04	1,300,000	975,000
October 17, 2018	October 16, 2028	US$7.14	6,016,500	5,716,500
June 14, 2019	June 13, 2029	US$7.05	-	1,993,780
Total			36,086,303	26,640,508
Weighted average remaining contractual life of options outstanding at end of year:			8.62	8.07

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Number of awarded shares
	Year ended December 31,
	2017	2018	2019
Outstanding as at January 1	7,172,472	8,141,664	13,724,100
Anti-dilution adjustments	-	719,968	-
Granted	1,234,514	5,335,010	19,567,514
Vested	-	-	(5,700,520)
Forfeited	(265,322)	(472,542)	(931,578)
Outstanding as at December 31	8,141,664	13,724,100	26,659,516
Expected to vest as at December 31	5,797,563	10,318,030	24,377,060

Summary of Assumptions Used to Determine Fair value of Share Options

The fair value of share options were valued using the Binomial option-pricing model.

Assumptions used in the Binomial option-pricing model are presented below:

	Granted in
	2017	2018	2019
Risk free interest rate	2.1-2.5%	2.97%-3.21%	2.08%
Expected dividend yield	0%	0%	0%
Expected volatility	55%-60%	50%-60%	40%
Exercise multiples	2.2-2.8	2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options	Movements in the number of share options of Tencent relevant to the Group outstanding is as follows:

			Weighted-
		Average	average grant
	Number of	exercise price	date fair value
	shares	(HK$)	(HK$)
Outstanding as at January 1, 2017	85,660	129.88	53.63
Granted	32,410	272.36	81.70
Exercised	(32,735)	64.88	53.28
Outstanding as at December 31, 2017	85,335	208.93	64.43
Vested and expected to vest as at December 31, 2017	57,795	208.52	64.25
Exercisable as at December 31, 2017	8,055	174.86	55.42
Non vested as at December 31, 2017	77,280	212.48	65.37
Outstanding as at January 1, 2018	85,335	208.93	64.43
Exercised	(10,235)	150.16	47.30
Outstanding as at December 31, 2018	75,100	216.94	66.76
Vested and expected to vest as at December 31, 2018	63,462	214.53	66.11
Exercisable as at December 31, 2018	24,212	207.49	64.21
Non vested as at December 31, 2018	50,888	221.43	67.97
Outstanding as at January 1, 2019	75,100	216.94	66.76
Exercised	(10,000)	174.86	55.42
Outstanding as at December 31, 2019	65,100	223.40	68.50
Vested and expected to vest as at December 31, 2019	63,626	223.28	68.47
Exercisable as at December 31, 2019	35,605	219.24	67.38
Non vested as at December 31, 2019	29,495	228.43	69.86

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

			Share options
			as at December 31,
Grant Date	Expiry date	Exercise price	2018	2019
July 10, 2014	July 9, 2021	HK$124.30	-	-
July 6, 2016	July 5, 2023	HK$174.86	42,690	32,690
July 10, 2017	July 9, 2024	HK$272.36	32,410	32,410
Total			75,100	65,100

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of awarded shares for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Number of awarded shares Year ended December 31,
	2017	2018	2019
Outstanding as at January 1	731,814	430,418	187,948
Granted	24,503	-	-
Forfeited	(9,013)	(4,718)	(9,037)
Vested and transferred	(316,886)	(237,752)	(124,336)
Outstanding as at December 31	430,418	187,948	54,575
Expected to vest as at December 31	361,943	166,321	48,977

Summary of Assumptions Used to Determine Fair value of Share Options

The fair values of employee stock options were valued using the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

Granted in
2017
Risk free interest rate	1.39%
Expected dividend yield	0.33%
Expected volatility range	30%
Exercise multiples	7
Contractual life	7 years